Material accounting policies - Basic and diluted earnings per ordinary share - (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material accounting policies
Profits attributable to Himax Technologies, Inc. stockholders	$ 50,616	$ 236,982	$ 436,896
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	348,990	349,448	349,228
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.15	$ 0.68	$ 1.25
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.29	$ 1.36	$ 2.50